GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended		18 Months Ended	24 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended
	Nov. 21, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 17, 2013 Can Fite [Member]	Nov. 21, 2011 Can Fite [Member]	Jun. 30, 2013 Can Fite [Member]	Dec. 31, 2012 Can Fite [Member]	Nov. 21, 2011 New Investors [Member]
Percentage of Fully Diluted Issued And Outstanding Share Capital On Reverse Recapitalization	87.00%
Percentage of Issued and Outstanding Share Capital														3.00%	7.00%
Royalties minimum percentage on net sales	4.00%
Royalties maximum percentage on net sales	5.50%
Milestone minimum payments	$ 25
Milestone maximum payments	500
Payments of Percentage of sublicensing revenues	20.00%
Percentage of future additional payments on all proceeds	2.50%
Conversion of additional payment into shares	480,022
Proceeds From Issuance Of Common Stock 2													500
Stock Issued During Period Shares New Issues 2													97,113
Equity Issuance Per Share Amount 2													$ 5.148
Description Service fee	EyeFite will pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%)
Deferred Obligation Amount		780		780							780
Interest rate of deferred payments	3.00%
Stock Issued During Period, Shares, New Issues	118,415											268,095	466,139			646,776
Stock Issued During Period, Shares, Acquisitions													8,000,000
Proceeds from Issuance of Common Stock																3,330
Payments of Stock Issuance Costs																333
Equity Issuance, Per Share Amount																$ 5.148
Balance								714,922		714,922				446,827	714,922
Stock Issued During Period, Value, New Issues						4,661	[1]					511	2,400
Class of Warrant or Right, Exercise Price of Warrants or Rights	7.74
Net Loss		(1,138)	73	(1,880)	(2,751)	(1,380)		(1,863)	(1,401)	(3,264)	(5,144)
Net Cash Used In Operating Activities				$ (391)	$ (1,504)			$ (2,714)	$ (56)	$ (2,770)	$ (3,161)

[1]	Net of issuance expenses in an amount of $612.